Business Segment Information (Details) - Schedule of operating results for business segments - DocGo Inc. and Subsidiaries [Member] - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Business Segment Information (Details) - Schedule of operating results for business segments [Line Items]
Revenues	$ 94,090,658	$ 318,718,580
(Loss) income from operations	(14,757,683)	15,357,298
Total assets	100,172,363	309,602,652
Depreciation and amortization	5,507,655	7,511,579
Stock compensation	687,072	1,376,353
Long-lived assets	26,390,260	32,098,904
Transportation Services [Member]
Business Segment Information (Details) - Schedule of operating results for business segments [Line Items]
Revenues	63,188,855	84,268,817
(Loss) income from operations	(19,285,424)	(26,365,962)
Total assets	88,632,928	229,206,964
Depreciation and amortization	5,496,769	5,508,679
Stock compensation	687,072	592,664
Long-lived assets	25,710,265	28,814,481
Mobile Health Services [Member]
Business Segment Information (Details) - Schedule of operating results for business segments [Line Items]
Revenues	30,901,803	234,449,763
(Loss) income from operations	4,527,741	41,723,260
Total assets	11,539,435	80,395,688
Depreciation and amortization	10,886	2,002,900
Stock compensation		783,689
Long-lived assets	$ 679,995	$ 3,284,423